Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of June 30,
	2019	2020	2020
	RMB	RMB	US$

Furniture, office equipment	2,667	2,966	420
Leasehold improvements	3,951	5,481	776
Motor vehicles	-	919	130
	6,618	9,366	1,326
Less: Accumulated depreciation	(2,592)	(4,590)	(650)
Property and equipment, net	4,026	4,776	676